Property, plant and equipment	6 Months Ended
Jun. 30, 2021
Property, plant and equipment
Property, plant and equipment

13.    Property, plant and equipment

The movement of property, plant and equipment for the period ended June 30, 2021 with its corresponding depreciation and impairment, has been as follows:

		Pipelines,
	Plant and	networks and	Work in
	equipment	lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2020	51,088,781	37,141,694	7,514,228	8,412,469	4,112,826	2,692,461	110,962,459
Additions/capitalizations	753,624	429,434	902,157	66,392	1,649	104,585	2,257,841
Decrease in abandonment cost (Note 20)	—	(22,521)	—	—	—	—	(22,521)
Capitalized financial interests (1)	31,761	14,117	13,558	2,014	88	5,442	66,980
Exchange differences capitalized	954	424	407	61	3	164	2,013
Disposals	(130,961)	(12,809)	(33)	(8,821)	(246)	(24,679)	(177,549)
Foreign currency translation	2,845,316	1,015,583	79,730	124,088	148,475	64,383	4,277,575
Reclassifications/transfers	(229,938)	43,931	(3,940)	14,203	—	(46,975)	(222,719)
Balance as of June 30, 2021 (Unaudited)	54,359,537	38,609,853	8,506,107	8,610,406	4,262,795	2,795,381	117,144,079

Accumulated depreciation and impairment losses
Balance as of December 31, 2020	(21,256,869)	(17,558,024)	(1,023,456)	(3,628,724)	(78,548)	(908,500)	(44,454,121)
Depreciation expense	(1,159,638)	(748,567)	—	(183,338)	—	(53,827)	(2,145,370)
(Impairment) Recovery	3,432	—	—	18	—	—	3,450
Disposals	124,202	3,577	—	5,451	—	22,981	156,211
Foreign currency translation	(975,677)	(432,119)	(932)	(40,976)	(3,130)	(32,463)	(1,485,297)
Reclassifications/transfers	170,367	(17,697)	20,127	(7,554)	—	(4,102)	161,141
Balance as of June 30, 2021 (Unaudited)	(23,094,183)	(18,752,830)	(1,004,261)	(3,855,123)	(81,678)	(975,911)	(47,763,986)
Balance as of December 31, 2020	29,831,912	19,583,670	6,490,772	4,783,745	4,034,278	1,783,961	66,508,338
Balance as of June 30, 2021 (Unaudited)	31,265,354	19,857,023	7,501,846	4,755,283	4,181,117	1,819,470	69,380,093

(1)	Financial interest is capitalized based on the weighted average rate of borrowing costs. See Note 17 - Loans and borrowings.

The Group performs an impairment test in December of each year or when circumstances indicate that the carrying value of its assets may be above the recoverable amount. The key assumptions for determining the recoverable value of cash generating units were disclosed in the financial statements for the year ended December 31, 2020. No indicators of impairment were identified by management on June 30, 2021.